Registration Nos. 033-32859/811-5986

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/

 Post-Effective Amendment No. 39     /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

 Amendment No. 40       /X/

T. ROWE PRICE INDEX TRUST, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

 It is proposed that this filing will become effective (check appropriate box):

// Immediately upon filing pursuant to paragraph (b)

/X/ On November 20, 2015 pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On (date) pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 20, 2015, the effectiveness of the registration statement for T. Rowe Price Mid-Cap Index Fund, T. Rowe Price Mid-Cap Index Fund—I Class, T. Rowe Price Small-Cap Index Fund, and T. Rowe Price Small-Cap Index Fund—I Class, filed in Post-Effective Amendment No. 37 on August 13, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series or class of the Registrant is affected by this filing.

This Post-Effective Amendment No. 39 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 37.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this October 22, 2015.

 T. ROWE PRICE INDEX TRUST, INC.

 /s/Edward C. Bernard

By: Edward C. Bernard

 Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Edward C. Bernard	Chairman of the Board	October 22, 2015
Edward C. Bernard	(Chief Executive Officer)

/s/Catherine D. Mathews	Treasurer	October 22, 2015
Catherine D. Mathews	(Chief Financial Officer)

*	Director	October 22, 2015
William R. Brody

*	Director	October 22, 2015
Anthony W. Deering

*	Director	October 22, 2015
Donald W. Dick, Jr.

*	Director	October 22, 2015
Bruce W. Duncan

*	Director	October 22, 2015
Robert J. Gerrard, Jr.

*	Director	October 22, 2015
Karen N. Horn

*	Director	October 22, 2015
Paul F. McBride

/s/Brian C. Rogers	Director	October 22, 2015
Brian C. Rogers

*	Director	October 22, 2015
Cecilia E. Rouse

*	Director	October 22, 2015
John G. Schreiber

*	Director	October 22, 2015
Mark. R. Tercek

*/s/David Oestreicher	Vice President and	October 22, 2015
David Oestreicher	Attorney-In-Fact